Related Party Balances and Transactions - Schedule of Transactions with Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Hang Feng International Holdings Co., Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Nature	Management consulting services
Relationship	Major Shareholder of Hang Feng
Related party amount		$ 329,358
Hang Feng International Holdings Co., Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Nature	Office rent
Relationship	Major Shareholder of Hang Feng
Related party amount		89,956
Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Related party amount		$ 419,314